EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS	12 Months Ended
Dec. 31, 2018
Disclosure Of Effective Interest Rate, Outstanding Mortgage Debt And Bank Loans [Abstract]
EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS

NOTE 14 - EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS

As of 31 December 2018, no drawdowns had been made on the Working Capital Facility, the ABN Facility or the DSF Facility 4.

Please refer to note 2 for further information on the Company’s liquidity and capital resources and note 19 and 20 for further information on interest rate swaps and financial risks.

The table below shows the effective interest and the value of the outstanding mortgage debt and bank loans.

		2018			2017			2016
USDm	Fixed/ floating	Maturity	Effective interest1)	Carrying value2)	Maturity	Effective interest1)	Carrying value2)	Maturity	Effective interest1)	Carrying value2)
LOAN
DSF Facility 1 (USD)	Floating	2021	5.6%	64.1	2021	5.4%	74.2	2019	4.6%	109.4
TFA Facility 1 (USD)	Floating	2021	6.0%	331.3	2021	5.0%	400.8	2021	4.6%	470.0
DSF Facility 2 (USD)	Floating	2021	5.6%	52.4	2021	5.0%	56.5	2021	4.6%	62.2
DSF Facility 3 (USD)	Floating	2022	5.6%	24.3	2022	5.1%	26.8	2022	4.8%	30.0
TFA Facility 2 (USD)	Floating	2022	5.4%	103.7	2022	5.4%	115.0	N/A	N/A	-
ING (USD)	Floating	2024	4.6%	42.0	2024	4.6%	45.8	N/A	N/A	-
CEXIM	Floating	2030	5.3%	111.7	N/A	N/A	-	N/A	N/A	-
Weighted average effective interest rate			5.6%			5.1%			4.6%
Carrying value				729.5			719.1			671.6

Hereof non-current 2)				637.3			633.1			595.7
Hereof current 2)				92.2			86.0			75.9

1)	Effective interest rate includes deferred and amortized bank fees.
2)	The carrying value of the Group's mortgage debt and bank loans is, because of floating interest rate, approximate to fair value. The carrying value are excluding amortized bank fees recognized in the balance sheet.